Credit facilities (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Line of Credit Facility [Line Items]
Short term loans third parties	$ 2,057,311	$ 836,765
Lou Hong [Member]
Line of Credit Facility [Line Items]
Short term loans third parties maturities descriptions	September 30, 2025, extended to September 30, 2026
Short term loans third parties interest rate
Short term loans third parties collateral guarantee descriptions	None
Short term loans third parties	$ 643,492	626,009
Runze Li [Member]
Line of Credit Facility [Line Items]
Short term loans third parties maturities descriptions	December 31, 2025, extended to December 31, 2026
Short term loans third parties interest rate
Short term loans third parties collateral guarantee descriptions	None
Short term loans third parties	$ 1,483	2,086
Shanghai Xinjing Construction Labor Service Center [Member]
Line of Credit Facility [Line Items]
Short term loans third parties maturities descriptions	November 30, 2025, extended to November 30, 2026
Short term loans third parties interest rate
Short term loans third parties collateral guarantee descriptions	None
Short term loans third parties	$ 214,497	208,670
New Ben Global Enterprises [Member]
Line of Credit Facility [Line Items]
Short term loans third parties maturities descriptions	March 1, 2026
Short term loans third parties interest rate
Short term loans third parties collateral guarantee descriptions	None
Short term loans third parties	$ 983,342
Nanjing Chuangbao Management [Member]
Line of Credit Facility [Line Items]
Short term loans third parties maturities descriptions	Repaid in February 11, 2026
Short term loans third parties interest rate
Short term loans third parties collateral guarantee descriptions	None
Short term loans third parties	$ 214,497